Borrowings - Summary of Required Payments for Borrowings, Excluding Secured Borrowing and Revolving Lines of Credit (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Remainder of 2021	$ 3,177,000
2021 and 2022	3,177,000	$ 4,398,923
2022 and 2023	0	1,955,077
2023 and 2024	0	19,000,000
2024 and 2025	50,000,000	0
2025		0
Long-term Debt	$ 56,354,000	$ 25,354,000